Schedule of Income Tax Expense And Effective Tax Rates (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (2,325,308)	$ (4,710,379)	$ (1,338,419)	$ (6,487,993)	$ (21,314,271)	$ (39,928,263)
Income tax expense	$ 607,891	$ 829,093	$ 1,329,004	$ 1,761,309	$ 3,307,243	$ (4,959,178)
Effective tax rate			(99.30%)	(27.10%)